Schedule of Other Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance And Operating Leases
Weighted-average remaining lease term (years) - operating leases	2 years 9 months 18 days	1 year 8 months 12 days
Weighted-average discount rate - operating leases	3.20%	2.90%
Operating cash flows from finance leases		$ 11,551
Operating cash flows from operating leases	$ 83,859	$ 101,134